Fees Summary	Sep. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,002,000
Previously Paid Amount	0.00
Total Fee Amount	147.90
Total Offset Amount	0.00
Net Fee	147.90
Narrative - Max Aggregate Offering Price	$ 1,002,000
Final Prospectus	true